Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,960,000.00
Total Fee Amount	270.68
Total Offset Amount	0.00
Net Fee	$ 270.68
Offering Table N/A
Offset Table N/A	N/A